INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Summary of Group Long term Investment Measured Under Equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Operating Data
Investment in subsidiaries	¥ (437,465)	$ (63,426)	¥ (367,883)	¥ (108,587)
Balance Sheet Data
Current assets	3,626,476		4,781,718		$ 525,789
Current liabilities	758,166		624,004		$ 109,923
Long Term Investment under Equity Method | Other equity investments
Balance Sheet Data
Current assets	81,683		20,037
Non-current assets	135,347		40,000
Current liabilities	107		50
Non-controlling interests	0		0
Long Term Investment under Equity Method | I-Mab Hangzhou
Balance Sheet Data
Current assets	499,665		602,047
Non-current assets	1,432,328		1,207,132
Current liabilities	281,587		168,763
Non-current liabilities	232,083		176,436
Non-controlling interests	¥ 0		¥ 0